Earnings Per Share	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Earnings Per Share
18.	EARNINGS PER SHARE

Basic and diluted earnings per share for each of the years presented are calculated as follows:

	Year ended December 31,
	2014		2015		2016
	Class A	Class B	Class A	Class B	Ordinary shares	Ordinary shares
	RMB	RMB	RMB	RMB	RMB	US$
Basic earnings per share:
Numerator:
Net income attributable to Autohome Inc.	270,988	477,692	444,916	545,733	1,227,914	176,857
Denominator:
Weighted average ordinary shares outstanding	38,633,284	68,102,019	50,403,077	61,824,328	114,237,600	114,237,600

Basic earnings per share	7.01	7.01	8.83	8.83	10.75	1.55

Diluted earnings per share:
Numerator:
Net income attributable to Autohome Inc.	296,797	451,883	461,052	529,597	1,227,914	176,857
Reallocation of net income as a result of conversion of Class B into Class A ordinary shares (Note 16)	451,883	—	529,597	—	—	—

Net income attributable to Autohome Inc.	748,680	451,883	990,649	529,597	1,227,914	176,857

Denominator:
Weighted average ordinary shares outstanding	38,633,284	68,102,019	50,403,077	61,824,328	114,237,600	114,237,600
Conversion of Class B into Class A ordinary shares (Note 16)	68,102,019	—	61,824,328	—	—	—
Dilutive effect of share-based awards	6,096,282	—	3,419,421	—	1,798,727	1,798,727

Weighted-average number of shares outstanding- diluted	112,831,585	68,102,019	115,646,826	61,824,328	116,036,327	116,036,327

Diluted earnings per share	6.64	6.64	8.57	8.57	10.58	1.52

The effects of nil, nil and 831,042 stock options were excluded from the calculation of diluted earnings per share as their effect would have been anti-dilutive during the years ended December 31, 2014, 2015 and 2016, respectively. The effects of 300,185, 256,165 and 354,423 restricted shares were excluded from the calculation of diluted earnings per share as their effect would have been anti-dilutive during the years ended December 31, 2014, 2015 and 2016, respectively.